INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of Inventory
	December 31,
	2023	2024
	in USD thousands

Raw materials	903	-
Work-in-progress	471	2,980
Finished goods	579	165
	1,953	3,145